Employee Benefits (Schedule Of Retirement Plan Costs) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans	€ 2,151	€ 1,854
Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans	16,952	15,990	10,423
Multi-employer plans	1,420	1,111	1,207
Defined benefit plans	2,779	1,844	673
Total retirement plan costs	€ 21,151	€ 18,945	€ 12,303